Ferring Asset Purchase Agreement and Discontinued Operations - Carrying Amounts of Assets and Liabilities of Discontinued Operations (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets of discontinued operations		$ 0	$ 1,370
Accrued expenses	$ 20
Discontinued Operations, Held-for-sale or Disposed of by Sale | Product Business outside the U.S.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable			530
Inventories			764
Prepaid expenses and other current assets			76
Current assets of discontinued operations			1,370
Property and equipment, net			842
Total assets of discontinued operations			2,212
Accounts payable			197
Accrued expenses			1,737
Total liabilities of discontinued operations			$ 1,934